Borrowings - Terminated Facilities (Details) $ in Thousands												12 Months Ended
	Jul. 25, 2016 USD ($)	Apr. 05, 2016 USD ($)	Dec. 29, 2015 USD ($)	Dec. 10, 2015 USD ($)	Sep. 04, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 24, 2014 USD ($)	Jun. 10, 2014 USD ($)	Jun. 03, 2014 USD ($)	May 12, 2014	Dec. 04, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]	Jul. 01, 2015 USD ($)	Mar. 25, 2015 USD ($)	Jan. 18, 2012 USD ($) item	Dec. 23, 2011 USD ($) item
Borrowings
Borrowings repayments												$ 197,790	$ 218,370		$ 791,160
Citibank N.A. London Branch facility
Borrowings
Drawn amount							$ 108,500	$ 108,500	$ 108,500
Borrowings repayments		$ 305,500
Prepaid amount of debt			$ 5,000	$ 5,000	$ 10,000
Facility term repayable										2 years
Debt assumed from acquired entities																	$ 325,500
Credit Suisse AG facility
Borrowings
Loan Agreement amount																			$ 144,000
Number of LNG vessels financed | item																			1
Drawn amount											$ 144,000
Borrowings repayments	$ 124,000
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) facility
Borrowings
Loan Agreement amount																				$ 143,000
Number of LNG vessels financed | item																				1
Drawn amount							$ 143,000
Borrowings repayments	$ 127,080
ABN Amro Bank N.V., Commonwealth Bank of Australia, Credit Agricole Corporate and Investment Bank, Deutsche Bank AG Filiale Deutschlandgeschaft and DNB Bank ASA, London Branch and ING Bank N.V., London Branch Senior secured term loan facility
Borrowings
Loan Agreement amount																		$ 162,500
Drawn amount						$ 162,500
Borrowings repayments		162,500
ABN Amro Bank N.V., Commonwealth Bank of Australia, Credit Agricole Corporate and Investment Bank, Deutsche Bank AG Filiale Deutschlandgeschaft and DNB Bank ASA, London Branch and ING Bank N.V., London Branch Subordinated term loan facility
Borrowings
Loan Agreement amount																		$ 67,500
Drawn amount						$ 67,500
Borrowings repayments		$ 67,500

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).